PARAMETRIC DIVIDEND INCOME FUND

Supplement to Prospectus dated July 1, 2018

Effective immediately:

1.       The following replaces “Portfolio Managers.” under “Fund Summary”:

Portfolio Managers

Thomas Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in March 2014.

Alexander Paulsen, Director – Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since July 2016.

2.       The following replaces the seventh paragraph under “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund. The members of the team are Thomas Seto and Alexander Paulsen. Mr. Seto has been a portfolio manager of the Fund since its inception in March 2014 and Mr. Paulsen has been a portfolio manager of the Fund since July 2016. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center. He has been at Parametric and has managed other Eaton Vance funds for more than five years. Mr. Paulsen is Director - Investment Strategy at Parametric’s Seattle Investment Center and has been at Parametric for more than five years.

May 1, 2019	31895 5.1.19

PARAMETRIC DIVIDEND INCOME FUND

Supplement to Statement of Additional Information dated July 1, 2018

Effective immediately, the following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Alexander Paulsen
Registered Investment Companies	1	$26.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	409	$1,848.7(1)	0	$0
Thomas Seto
Registered Investment Companies	39	$27,623.8(2)	0	$0
Other Pooled Investment Vehicles	12	$4,056.4	0	$0
Other Accounts	18,116	$94,699.6(1)	2	$217.2
(1)	For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual accounts within each wrap account program.
(2)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.
Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Alexander Paulsen	$50,001 - $100,000	$100,001 - $500,000
Thomas Seto	None	$500,001 - $1,000,000

May 1, 2019

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated June 1, 2018

The following changes are effective immediately:

1. The following replaces “Portfolio Managers” in “Management” under “Fund Summaries – Parametric Emerging Markets Fund”:

Paul W. Bouchey, Chief Investment Officer at Parametric’s Seattle Investment Center, has managed the Fund since May 2019.

Thomas C. Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since March 2007.

Jennifer Sireklove, Managing Director, Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since May 2019.

2. The following replaces “Portfolio Managers” in “Management” under “Fund Summaries – Parametric International Equity Fund”:

Paul W. Bouchey, Chief Investment Officer at Parametric’s Seattle Investment Center, has managed the Fund since June 2014.

Thomas C. Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Fund since its inception in April 2010.

Jennifer Sireklove, Managing Director, Investment Strategy at Parametric’s Seattle Investment Center, has managed the Fund since May 2019.

3. The following replaces the ninth paragraph under “Management and Organization”:

Each Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Funds’ portfolio. The members of the team for each Fund are Paul Bouchey, Thomas Seto and Jennifer Sireklove. Mr. Seto has been portfolio manager of Parametric Emerging Markets Fund since March 2007 and of Parametric International Equity Fund since its inception in April 2010. Mr. Bouchey has been a portfolio manager of Parametric Emerging Markets Fund since May 2019 and of Parametric International Equity Fund since June 2014. Ms. Sireklove has been a portfolio manager of each Fund since May 2019. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center and was previously Director of Portfolio Management at Parametric for more than five years. Mr. Bouchey is currently Chief Investment Officer at Parametric’s Seattle Investment Center and previously led the research team at Parametric for more than five years. Ms. Sireklove has been Managing Director, Investment Strategy at Parametric’s Seattle Investment Center since May 2019 and has been an employee of Parametric for more than five years. Each of Messrs. Bouchey and Seto and Ms. Sireklove also manage other Eaton Vance funds.

May 1, 2019	31896 5.1.19

PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated June 1, 2018

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Paul Bouchey
Registered Investment Companies	15	$ 14,026.6(1)	0	$ 0
Other Pooled Investment Vehicles	12	$ 4,325.8	0	$ 0
Other Accounts	17,665	$ 97,586.5(2)	2	$ 225.0
Thomas Seto
Registered Investment Companies	39	$ 28,647.1(1)	0	$ 0
Other Pooled Investment Vehicles	12	$ 4,325.8	0	$ 0
Other Accounts	17,665	$ 97,586.5(2)	2	$ 225.0
Jennifer Sireklove(3)
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
(1)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.
(2)	For “Other Accounts” that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual accounts within each wrap or model account program.
(3)	As of January 31, 2019.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Parametric Emerging Markets Fund
Paul Bouchey	$50,001-$100,000(1)	$100,001 - $500,000
Thomas Seto	None	$500,001-$1,000,000
Jennifer Sireklove(1)	None	$50,001 - $100,000
Parametric International Equity Fund
Paul Bouchey	$50,001-$100,000	$100,001 - $500,000
Thomas Seto	None	$500,001-$1,000,000
Jennifer Sireklove(1)	None	$50,001 - $100,000

(1) As of January 31, 2019.

May 1, 2019

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated March 1, 2019

The following changes are effective immediately:

1. The following replaces “Portfolio Managers” in “Management” under “Fund Summary”:

Paul W. Bouchey, Chief Investment Officer at Parametric’s Seattle Investment Center, has managed the Portfolio since June 2014.

Thomas C. Seto, Head of Investment Management at Parametric’s Seattle Investment Center, has managed the Portfolio since May 2012.

Jennifer Sireklove, Managing Director, Investment Strategy at Parametric’s Seattle Investment Center, has managed the Portfolio since May 2019.

2. The following replaces the seventh paragraph under “Management and Organization”:

The Portfolio is managed by a team of portfolio managers from Parametric who are primarily responsible for the day-to-day management of the Portfolio. The members of the team are Paul W. Bouchey, Thomas C. Seto and Jennifer Sireklove. Mr. Bouchey has been a portfolio manager of the Portfolio since June 2014, Mr. Seto has been a portfolio manager of the Portfolio since May 2012 and Ms. Sireklove has been a portfolio manager of the Portfolio since May 2019. Mr. Bouchey has held the position of Chief Investment Officer at Parametric’s Seattle Investment Center since May 2015 and previously led the research team at Parametric for more than five years. Mr. Seto has held the position of Head of Investment Management at Parametric’s Seattle Investment Center and was previously Director of Portfolio Management at Parametric for more than five years. Ms. Sireklove has held the position of Managing Director, Investment Strategy at Parametric’s Seattle Investment Center since May 2019 and was previously Director of Responsible Investing at Parametric and has been employed at Parametric for more than five years. Messrs. Bouchey and Seto and Ms. Sireklove also manage other Eaton Vance funds.

May 1, 2019	31898 5.1.19

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND
Supplement to Statement of Additional Information dated March 1, 2019

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Paul W. Bouchey
Registered Investment Companies	15	$ 12,814.4(1)	0	$ 0
Other Pooled Investment Vehicles	10	$ 2,930.7	0	$ 0
Other Accounts	7,743	$ 76,606.9(2)	0	$ 0
Thomas C. Seto
Registered Investment Companies	50	$ 29,731.4(1)	0	$ 0
Other Pooled Investment Vehicles	12	$ 3,424.8	0	$ 0
Other Accounts	7,995	$ 100,934.7(2)		$ 180.3
Jennifer Sireklove(3)
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
(1)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.
(2)	For “Other Accounts” that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual accounts within each wrap or model account program.
(3)	As of March 31, 2019.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Paul W. Bouchey	None	$100,001 - $500,000
Thomas C. Seto	None	Over $1,000,000
Jennifer Sireklove	None(1)	$50,001 - $100,000

(3)	As of March 31, 2019.

May 1, 2019